COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments under noncancellable operating leases
Future minimum lease commitments under noncancellable operating leases including operating leases and drilling contracts at December 31, 2012, are follows (in thousands):

2013	$6,605
2014	$5,232
2015	$169
2016	$58
2017	$1
Thereafter	$—

Schedule of future minimum gathering, processing, and transportation commitments	Future minimum gathering, processing, and transportation commitments at December 31, 2012, are as follows (in thousands):

2013	$4,171
2014	$4,225
2015	$4,225
2016	$3,017
2017	$2,947
Thereafter	$13,669